Leases - Schedule of Maturities of Lease Expense (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2020	$ 381
2021	347
2022	225
2023	229
2024	233
Thereafter	846
Total lease payments	2,261
Less: Interest	(249)
Operating Lease, Liability	$ 2,012